Financial Expenses (Income), Net (Details) - Schedule of financial expenses (Income), net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial (income):
Change in fair value of warrants and capital note presented at fair value	$ (91,516)	$ (8,112,118)
Interest and change in fair value in connection with convertible loans	(167,364)
Foreign exchange income, net	(354,725)
Financial expenses:
Change in fair value of warrants and capital note presented at fair value			7,011,437
Interest and accretion back in connection with convertible loans		7,892,632	2,597,476
Foreign exchange loss, net		44,270	175,877
Other	85,410	124,312	29,815
Financial expenses (income), net	$ (528,195)	$ (50,904)	$ 9,814,605